SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term investments
Short-term investments measured at fair value	¥ 50,143		¥ 205,861		$ 7,062
Change in fair value of available-for-sale investments	4,343	$ 612	4,810	¥ 8,312
Realized gains transferred from other comprehensive income to other income	4,166		4,464	7,801
Amount of credit loss recognized	0		0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments measured at fair value	¥ 50,143		¥ 205,861